Related Parties	12 Months Ended
Jun. 30, 2026
Related Parties [Abstract]
Related parties

30. Related parties

a) Related-party transactions

	Assets		Liabilities
	2026	2025	2026	2025
Compensation plans
Management	1,584	1,380	-	-
	1,584	1,380	-	-
Other
Cresud (b)	1,303	991	2,646	2,694
Helmir S.A. (c)	406	451	7,580	5,707
	1,709	1,442	10,226	8,401
Total – Related parties	3,293	2,822	10,226	8,401

b) Management compensation

Management compensation is recorded under “General and administrative expenses”, as follows:

	2026	2025	2024
Board of directors and executive board compensation	13,526	12,433	11,583
Bonus	1,822	2,135	1,754
Overall compensation	15,348	14,568	13,337
Share grants	1,025	1,025	1,025
	16,373	15,593	14,362

On September 16, 2025, the aggregate compensation of the Company’s officers, in the amount of R$17,897, was approved at the Annual and Extraordinary General Meeting for the current year.